Mobile Financial Services activities - Financial liabilities - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	€ 31,930	€ 31,922	€ 30,089
Mobile Finance Services | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Deposits from banks	837	1,009	885
Hedging credit portfolios reassessment	85
Non-current financial liabilities	110	€ 27	€ 28
Mobile Finance Services | Operating segments [member] | TLTRO Refinancing [member]
Disclosure of detailed information about financial instruments [line items]
Deposits from banks	€ 661